Transactions With Related Parties And Joint Operators (Details) - Schedule of key management compensation - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Joint operations
Receivable Current portion	S/ 18,106	S/ 25,378
Payable Current portion	33,884	30,002
Consorcio Rio Urubamba [Member]
Joint operations
Receivable Current portion	9,792	9,357
Payable Current portion
Consorcio Inti Punku [Member]
Joint operations
Receivable Current portion	1,865
Payable Current portion	1,733	6,556
Consorcio GyM – CONCIVILES [Member]
Joint operations
Receivable Current portion	1,479	1,341
Payable Current portion	1,074	1,472
Consorcio Italo Peruano [Member]
Joint operations
Receivable Current portion	1,394	1,520
Payable Current portion	106	217
Consorcio Manperan [Member]
Joint operations
Receivable Current portion	1,389	1,057
Payable Current portion	4,968	656
Consorcio Ermitaño [Member]
Joint operations
Receivable Current portion	1,028	890
Payable Current portion	515	474
Consorcio Peruano de Conservacion [Member]
Joint operations
Receivable Current portion	654	3,156
Payable Current portion	2,392
Consorcio Norte Pachacutec [Member]
Joint operations
Receivable Current portion	125	1,077
Payable Current portion	282	1,192
Terminales del Peru [Member]
Joint operations
Receivable Current portion	92	501
Payable Current portion	399	161
Consorcio Constructor Chavimochic [Member]
Joint operations
Receivable Current portion
Payable Current portion	9,301	6,208
Consorcio Rio Mantaro [Member]
Joint operations
Receivable Current portion
Payable Current portion	7,043	7,655
Consorcio Vial Quinua [Member]
Joint operations
Receivable Current portion
Payable Current portion	1,947	2,051
Consorcio Chicama - Ascope [Member]
Joint operations
Receivable Current portion		2,922
Payable Current portion
Consorcio CDEM [Member]
Joint operations
Receivable Current portion		1,111
Payable Current portion	1,545
Consorcio GyM-Stracon [Member]
Joint operations
Receivable Current portion
Payable Current portion	143	644
Consorcio TNT Vial y Vives - DSD Chile LTDA [Member]
Joint operations
Receivable Current portion
Payable Current portion	633	1,015
Others [Member]
Joint operations
Receivable Current portion	288	2,446
Payable Current portion	1,803	1,701
Ferrovias S.A. [Member]
Joint operations
Receivable Current portion
Payable Current portion	15,513	11,139
Non-current portion
Receivable Non-current portion
Payable Non-current portion	14,690	12,862
Peru Piping Spools S.A.C [Member]
Joint operations
Receivable Current portion	2,711	1,960
Payable Current portion	1,607	2,677
Other related parties [Member]
Joint operations
Receivable Current portion	2,711	1,960
Payable Current portion	17,120	13,816
Current portion [Member]
Joint operations
Receivable Current portion	20,817	27,338
Payable Current portion	51,004	43,818
Gasoducto Sur Peruano S.A. [Member]
Non-current portion
Receivable Non-current portion	643,897	620,071
Payable Non-current portion
Ferrovias Participaciones S.A. [Member]
Non-current portion
Receivable Non-current portion
Payable Non-current portion	36,022	23,435
Non-current [Member]
Non-current portion
Receivable Non-current portion	643,897	620,071
Payable Non-current portion	S/ 50,712	S/ 36,297